Distribution Date:	09/13/21	COMM 2015-LC23 Mortgage Trust
Determination Date:	09/07/21
Next Distribution Date:	10/13/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2015-LC23

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street, | New York, NY 10005
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	14-16		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	17-19	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	20		David Rodgers	(212) 230-9025
Historical Detail	21		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	22	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	24		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	25	Trustee	Wilmington Trust, National Association
Modified Loan Detail	26		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	27		1100 North Market St., | Wilmington, DE 19890
		Controlling Class	LNR Securities Holdings, LLC
Historical Bond / Collateral Loss Reconciliation Detail	28	Representative
Interest Shortfall Detail - Collateral Level	29		-
Supplemental Notes	30		, | ,

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12636FBE2	1.811000%	39,109,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12636FBF9	3.221000%	210,190,000.00	143,561,873.28	18,587,189.81	385,343.99	0.00	0.00	18,972,533.80	124,974,683.47	34.85%	30.00%
A-SB	12636FBG7	3.598000%	53,371,000.00	45,617,133.04	1,609,633.44	136,775.37	0.00	0.00	1,746,408.81	44,007,499.60	34.85%	30.00%
A-3	12636FBH5	3.521000%	125,000,000.00	125,000,000.00	0.00	366,770.83	0.00	0.00	366,770.83	125,000,000.00	34.85%	30.00%
A-4	12636FBJ1	3.774000%	244,968,000.00	244,968,000.00	0.00	770,424.36	0.00	0.00	770,424.36	244,968,000.00	34.85%	30.00%
A-M	12636FBM4	4.158000%	61,258,000.00	61,258,000.00	0.00	212,258.97	0.00	0.00	212,258.97	61,258,000.00	27.44%	23.63%
B	12636FBN2	4.459000%	51,649,000.00	51,649,000.00	0.00	191,919.08	0.00	0.00	191,919.08	51,649,000.00	21.20%	18.25%
C	12636FBP7	4.770419%	43,241,000.00	43,241,000.00	0.00	171,898.07	0.00	0.00	171,898.07	43,241,000.00	15.97%	13.75%
D	12636FAL7	3.770419%	28,828,000.00	28,828,000.00	0.00	90,578.03	0.00	0.00	90,578.03	28,828,000.00	12.48%	10.75%
E	12636FAN3	3.770419%	24,022,000.00	24,022,000.00	0.00	75,477.50	0.00	0.00	75,477.50	24,022,000.00	9.58%	8.25%
F	12636FAQ6	3.250000%	22,822,000.00	22,822,000.00	0.00	61,809.58	0.00	0.00	61,809.58	22,822,000.00	6.82%	5.88%
G	12636FAS2	3.250000%	10,810,000.00	10,810,000.00	0.00	29,277.08	0.00	0.00	29,277.08	10,810,000.00	5.51%	4.75%
H	12636FAU7	3.250000%	12,012,000.00	12,012,000.00	0.00	32,532.50	0.00	0.00	32,532.50	12,012,000.00	4.06%	3.50%
J*	12636FAW3	3.250000%	33,632,147.00	33,632,147.00	0.00	63,460.82	0.00	26,077.51	63,460.82	33,606,069.49	0.00%	0.00%
V	12636FAZ6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12636FBA0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12636FBC6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			960,912,147.00	847,421,153.32	20,196,823.25	2,588,526.18	0.00	26,077.51	22,785,349.43	827,198,252.56

Notional Certificates
XP-A	12636FBK8	0.741764%	733,896,000.00	155,943,000.00	0.00	96,394.12	0.00	0.00	96,394.12	153,942,000.00
XS-A	12636FBL6	0.963936%	733,896,000.00	620,405,006.32	0.00	498,358.79	0.00	0.00	498,358.79	600,208,183.07
X-B	12636FAA1	0.169506%	94,890,000.00	94,890,000.00	0.00	13,403.73	0.00	0.00	13,403.73	94,890,000.00
X-C	12636FAC7	1.000000%	52,850,000.00	52,850,000.00	0.00	44,041.67	0.00	0.00	44,041.67	52,850,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-D	12636FAE3	1.520419%	22,822,000.00	22,822,000.00	0.00	28,915.83	0.00	0.00	28,915.83	22,822,000.00
X-E	12636FAG8	1.520419%	22,822,000.00	22,822,000.00	0.00	28,915.83	0.00	0.00	28,915.83	22,822,000.00
X-F	12636FAJ2	1.520419%	33,632,147.00	33,632,147.00	0.00	42,612.46	0.00	0.00	42,612.46	33,606,069.49
Notional SubTotal			1,694,808,147.00	1,003,364,153.32	0.00	752,642.43	0.00	0.00	752,642.43	981,140,252.56

Deal Distribution Total					20,196,823.25	3,341,168.61	0.00	26,077.51	23,537,991.86

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12636FBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12636FBF9	683.01000657	88.43041919	1.83331267	0.00000000	0.00000000	0.00000000	0.00000000	90.26373186	594.57958737
A-SB	12636FBG7	854.71760019	30.15932698	2.56272826	0.00000000	0.00000000	0.00000000	0.00000000	32.72205524	824.55827322
A-3	12636FBH5	1,000.00000000	0.00000000	2.93416664	0.00000000	0.00000000	0.00000000	0.00000000	2.93416664	1,000.00000000
A-4	12636FBJ1	1,000.00000000	0.00000000	3.14500000	0.00000000	0.00000000	0.00000000	0.00000000	3.14500000	1,000.00000000
A-M	12636FBM4	1,000.00000000	0.00000000	3.46500000	0.00000000	0.00000000	0.00000000	0.00000000	3.46500000	1,000.00000000
B	12636FBN2	1,000.00000000	0.00000000	3.71583341	0.00000000	0.00000000	0.00000000	0.00000000	3.71583341	1,000.00000000
C	12636FBP7	1,000.00000000	0.00000000	3.97534909	0.00000000	0.00000000	0.00000000	0.00000000	3.97534909	1,000.00000000
D	12636FAL7	1,000.00000000	0.00000000	3.14201575	0.00000000	0.00000000	0.00000000	0.00000000	3.14201575	1,000.00000000
E	12636FAN3	1,000.00000000	0.00000000	3.14201565	0.00000000	0.00000000	0.00000000	0.00000000	3.14201565	1,000.00000000
F	12636FAQ6	1,000.00000000	0.00000000	2.70833319	0.00000000	0.00000000	0.00000000	0.00000000	2.70833319	1,000.00000000
G	12636FAS2	1,000.00000000	0.00000000	2.70833302	0.00000000	0.00000000	0.00000000	0.00000000	2.70833302	1,000.00000000
H	12636FAU7	1,000.00000000	0.00000000	2.70833333	0.00000000	0.00000000	0.00000000	0.00000000	2.70833333	1,000.00000000
J	12636FAW3	1,000.00000000	0.00000000	1.88690957	0.82142392	41.34656940	0.00000000	0.77537452	1.88690957	999.22462548
V	12636FAZ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12636FBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12636FBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
XP-A	12636FBK8	212.48651035	0.00000000	0.13134575	0.00000000	0.00000000	0.00000000	0.00000000	0.13134575	209.75996599
XS-A	12636FBL6	845.35820650	0.00000000	0.67905914	0.00000000	0.00000000	0.00000000	0.00000000	0.67905914	817.83819924
X-B	12636FAA1	1,000.00000000	0.00000000	0.14125545	0.00000000	0.00000000	0.00000000	0.00000000	0.14125545	1,000.00000000
X-C	12636FAC7	1,000.00000000	0.00000000	0.83333340	0.00000000	0.00000000	0.00000000	0.00000000	0.83333340	1,000.00000000
X-D	12636FAE3	1,000.00000000	0.00000000	1.26701560	0.00000000	0.00000000	0.00000000	0.00000000	1.26701560	1,000.00000000
X-E	12636FAG8	1,000.00000000	0.00000000	1.26701560	0.00000000	0.00000000	0.00000000	0.00000000	1.26701560	1,000.00000000
X-F	12636FAJ2	1,000.00000000	0.00000000	1.26701575	0.00000000	0.00000000	0.00000000	0.00000000	1.26701575	999.22462548

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/21 - 08/30/21	30	0.00	385,343.99	0.00	385,343.99	0.00	0.00	0.00	385,343.99	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	136,775.37	0.00	136,775.37	0.00	0.00	0.00	136,775.37	0.00
A-3	08/01/21 - 08/30/21	30	0.00	366,770.83	0.00	366,770.83	0.00	0.00	0.00	366,770.83	0.00
A-4	08/01/21 - 08/30/21	30	0.00	770,424.36	0.00	770,424.36	0.00	0.00	0.00	770,424.36	0.00
XP-A	08/01/21 - 08/30/21	30	0.00	96,394.12	0.00	96,394.12	0.00	0.00	0.00	96,394.12	0.00
XS-A	08/01/21 - 08/30/21	30	0.00	498,358.79	0.00	498,358.79	0.00	0.00	0.00	498,358.79	0.00
X-B	08/01/21 - 08/30/21	30	0.00	13,403.73	0.00	13,403.73	0.00	0.00	0.00	13,403.73	0.00
X-C	08/01/21 - 08/30/21	30	0.00	44,041.67	0.00	44,041.67	0.00	0.00	0.00	44,041.67	0.00
X-D	08/01/21 - 08/30/21	30	0.00	28,915.83	0.00	28,915.83	0.00	0.00	0.00	28,915.83	0.00
X-E	08/01/21 - 08/30/21	30	0.00	28,915.83	0.00	28,915.83	0.00	0.00	0.00	28,915.83	0.00
X-F	08/01/21 - 08/30/21	30	0.00	42,612.46	0.00	42,612.46	0.00	0.00	0.00	42,612.46	0.00
A-M	08/01/21 - 08/30/21	30	0.00	212,258.97	0.00	212,258.97	0.00	0.00	0.00	212,258.97	0.00
B	08/01/21 - 08/30/21	30	0.00	191,919.08	0.00	191,919.08	0.00	0.00	0.00	191,919.08	0.00
C	08/01/21 - 08/30/21	30	0.00	171,898.07	0.00	171,898.07	0.00	0.00	0.00	171,898.07	0.00
D	08/01/21 - 08/30/21	30	0.00	90,578.03	0.00	90,578.03	0.00	0.00	0.00	90,578.03	0.00
E	08/01/21 - 08/30/21	30	0.00	75,477.50	0.00	75,477.50	0.00	0.00	0.00	75,477.50	0.00
F	08/01/21 - 08/30/21	30	0.00	61,809.58	0.00	61,809.58	0.00	0.00	0.00	61,809.58	0.00
G	08/01/21 - 08/30/21	30	0.00	29,277.08	0.00	29,277.08	0.00	0.00	0.00	29,277.08	0.00
H	08/01/21 - 08/30/21	30	0.00	32,532.50	0.00	32,532.50	0.00	0.00	0.00	32,532.50	0.00
J	08/01/21 - 08/30/21	30	1,362,947.65	91,087.06	0.00	91,087.06	27,626.25	0.00	0.00	63,460.82	1,390,573.90
Totals			1,362,947.65	3,368,794.85	0.00	3,368,794.85	27,626.25	0.00	0.00	3,341,168.61	1,390,573.90

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 30

Additional Information
Total Available Distribution Amount (1)	23,537,991.86
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,380,693.19	Master Servicing Fee	8,350.60
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	3,427.76
Interest Adjustments	0.00	Trustee Fee	1,660.16
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	364.66
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,380,693.19	Total Fees	13,803.18

Principal		Expenses/Reimbursements
Scheduled Principal	852,230.65	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	40,693.49
Principal Prepayments	19,344,592.60	Special Servicing Fees (Monthly)	(17,074.51)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,102.43
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	20,196,823.25	Total Expenses/Reimbursements	25,721.41

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,341,168.61
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	20,196,823.25
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	23,537,991.86
Total Funds Collected	23,577,516.44	Total Funds Distributed	23,577,516.45

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	846,941,990.53	846,941,990.53	Beginning Certificate Balance	847,421,153.32
(-) Scheduled Principal Collections	852,230.65	852,230.65	(-) Principal Distributions	20,196,823.25
(-) Unscheduled Principal Collections	19,344,592.60	19,344,592.60	(-) Realized Losses	26,077.51
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	26,077.88
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	26,077.88	26,077.88	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	826,719,089.40	826,719,089.40	Certificate Other Adjustments**	(0.37)
Beginning Actual Collateral Balance	848,014,841.96	848,014,841.96	Ending Certificate Balance	827,198,252.56
Ending Actual Collateral Balance	827,778,374.03	827,778,374.03

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	479,162.79
Beginning Cumulative Advances	0.00	479,163.16	UC / (OC) Change	0.37
Current Period Advances	0.00	0.00	Ending UC / (OC)	479,163.16
Ending Cumulative Advances	0.00	479,163.16	Net WAC Rate	4.77
			UC / (OC) Interest	1,904.84
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	7,499,999 or less	28	108,161,341.55	13.08%	49	4.6960	1.467593	1.39 or less	22	331,309,330.29	40.08%	35	4.7314	0.648796
7,500,000 to 14,999,999		13	140,623,971.03	17.01%	49	4.6636	1.420869	1.40 to 1.44	2	19,292,482.72	2.33%	49	4.7254	1.426584
15,000,000 to 24,999,999		7	141,162,232.59	17.07%	49	4.7128	1.260842	1.45 to 1.54	10	92,681,020.51	11.21%	49	4.6192	1.496758
25,000,000 to 49,999,999		8	297,171,544.23	35.95%	30	4.7482	1.191583	1.55 to 1.99	13	136,629,618.91	16.53%	49	4.8344	1.740737
50,000,000 to 74,999,999		2	139,600,000.00	16.89%	49	4.1979	2.950443	2.00 to 2.49	9	174,381,390.14	21.09%	42	4.6826	2.221624
	75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 or greater	2	72,425,246.83	8.76%	48	3.6195	4.087982
	Totals	58	826,719,089.40	100.00%	42	4.6280	1.575523	Totals	58	826,719,089.40	100.00%	42	4.6280	1.575523
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
California	13	220,366,083.38	26.66%	48	4.5345	1.629722
							Lodging	27	181,811,844.50	21.99%	33	4.9796	0.329583
Colorado	1	6,640,000.00	0.80%	49	4.4800	2.221100
							Mixed Use	2	7,185,809.15	0.87%	49	4.8391	1.971064
Connecticut	3	9,423,081.36	1.14%	29	5.0636	0.701997
							Mobile Home Park	4	12,181,885.45	1.47%	49	4.4832	2.107152
Florida	5	38,412,853.13	4.65%	38	4.9868	0.497531
							Multi-Family	8	98,234,433.84	11.88%	21	4.7707	1.359359
Georgia	5	10,716,985.71	1.30%	26	4.9286	0.619315
							Office	17	260,737,968.57	31.54%	49	4.3519	2.496724
Illinois	12	60,200,241.90	7.28%	45	4.8653	0.012310
							Retail	27	263,741,901.13	31.90%	49	4.6015	1.282421
Indiana	1	3,120,689.66	0.38%	13	4.9600	0.091100
							Self Storage	1	2,825,246.83	0.34%	49	5.0800	2.732600
Iowa	1	702,000.00	0.08%	49	5.2100	1.948100
							Totals	86	826,719,089.40	100.00%	42	4.6280	1.575523
Kentucky	1	3,948,275.86	0.48%	13	4.9600	0.091100
Michigan	5	29,089,566.46	3.52%	46	4.6361	1.385486
New Jersey	1	2,693,479.70	0.33%	49	4.5210	1.868600
New Mexico	2	9,640,721.85	1.17%	40	4.7447	1.162338
New York	7	197,331,248.03	23.87%	35	4.3324	2.441479
North Carolina	5	13,145,338.93	1.59%	38	4.9064	1.079044
Ohio	5	20,870,766.16	2.52%	49	4.9221	1.292124
Pennsylvania	3	58,029,963.39	7.02%	49	4.7076	0.958577
South Carolina	1	37,755,338.51	4.57%	49	4.9000	2.237200
Tennessee	1	1,706,896.55	0.21%	13	4.9600	0.091100
Texas	11	78,318,513.70	9.47%	43	4.7429	1.052712
Virgin Islands	1	2,825,246.83	0.34%	49	5.0800	2.732600
Virginia	1	7,264,556.98	0.88%	49	4.6800	1.379100
Washington	1	14,517,241.38	1.76%	13	4.9600	0.091100
Totals	86	826,719,089.40	100.00%	42	4.6280	1.575523

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	13	223,586,164.60	27.04%	48	4.1080	2.259659	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	17	217,714,201.58	26.33%	36	4.6243	1.571960	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	28	385,418,723.22	46.62%	42	4.9318	1.180659	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	58	826,719,089.40	100.00%	42	4.6280	1.575523	37 to 48 months	2	80,000,000.00	9.68%	13	4.9600	0.994660
								49 months or greater	56	746,719,089.40	90.32%	45	4.5925	1.637754
								Totals	58	826,719,089.40	100.00%	42	4.6280	1.575523
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	58	826,719,089.40	100.00%	42	4.6280	1.575523	Interest Only	14	350,793,500.00	42.43%	33	4.5270	2.014422
	61 to 117 months	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	11	68,824,479.00	8.33%	49	4.7974	(0.052887)
	118 months or more	0	0.00	0.00%	0	0.0000	0.000000	241 months or more	33	407,101,110.40	49.24%	49	4.6865	1.472629
	Totals	58	826,719,089.40	100.00%	42	4.6280	1.575523	Totals	58	826,719,089.40	100.00%	42	4.6280	1.575523
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	32,000,000.00	3.87%	13	4.9600	2.350000				None
	12 months or less	56	792,292,296.79	95.84%	43	4.6127	1.546108
	13 to 24 months	1	2,426,792.61	0.29%	49	5.2625	0.966400
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	58	826,719,089.40	100.00%	42	4.6280	1.575523
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	28000779	LO	Various	Various	Actual/360	4.96025%	205,013.33	0.00	0.00	N/A	10/06/22	--	48,000,000.00	48,000,000.00	09/06/21
1A	656100482				Actual/360	4.96025%	136,675.56	0.00	0.00	N/A	10/06/22	--	32,000,000.00	32,000,000.00	09/06/21
2	304951002	OF	New York	NY	Actual/360	4.83225%	291,262.22	0.00	0.00	N/A	11/01/25	--	70,000,000.00	70,000,000.00	09/01/21
3	304951003	OF	New York	NY	Actual/360	3.56025%	213,374.65	0.00	0.00	N/A	09/06/25	--	69,600,000.00	69,600,000.00	09/06/21
4	28000783	MF	Brooklyn	NY	Actual/360	4.72525%	187,162.50	0.00	0.00	N/A	10/06/20	--	46,000,000.00	46,000,000.00	05/06/21
5	304951005	OF	Los Angeles	CA	Actual/360	4.54025%	166,933.28	0.00	0.00	N/A	09/06/25	--	42,700,000.00	42,700,000.00	09/06/21
7	304951007	LO	Hilton Head Island	SC	Actual/360	4.90025%	159,529.18	52,761.51	0.00	N/A	10/06/25	--	37,808,100.02	37,755,338.51	09/06/21
8	406100334	LO	Chicago	IL	Actual/360	4.99025%	138,265.49	71,977.23	0.00	N/A	10/06/25	--	32,177,629.86	32,105,652.63	09/06/21
9	304951009	OF	Palo Alto	CA	Actual/360	4.35025%	110,598.40	53,679.49	0.00	N/A	09/06/25	--	29,525,712.23	29,472,032.74	09/06/21
10	304951010	RT	Springfield Township	PA	Actual/360	4.44925%	111,818.22	51,861.50	0.00	N/A	10/06/25	--	29,190,381.85	29,138,520.35	09/06/21
11	28000760	RT	Laguna Niguel	CA	Actual/360	4.51725%	92,522.78	42,016.64	0.00	N/A	09/06/25	--	23,786,985.53	23,744,968.89	09/06/21
12	407000563	RT	San Jose	CA	Actual/360	4.49025%	92,803.67	0.00	0.00	N/A	11/06/25	--	24,000,000.00	24,000,000.00	09/06/21
13	407000561	RT	Los Angeles	CA	Actual/360	4.64325%	82,526.54	35,451.37	0.00	N/A	10/06/25	--	20,643,462.82	20,608,011.45	09/06/21
15	407000560	RT	Murrieta	CA	Actual/360	4.95025%	82,683.73	19,371,865.49	0.00	N/A	12/06/20	--	19,397,943.37	0.00	09/06/21
16	656100476	LO	Lake Mary	FL	Actual/360	5.14025%	84,817.48	24,264.58	0.00	N/A	09/06/25	--	19,162,979.78	19,138,715.20	09/06/21
17	656100478	RT	Austin	TX	Actual/360	4.46025%	71,012.11	28,589.39	0.00	N/A	10/06/25	--	18,490,062.80	18,461,473.41	09/06/21
18	406100331	OF	Redondo Beach	CA	Actual/360	4.76725%	70,470.42	28,837.36	0.00	N/A	10/06/25	--	17,167,320.64	17,138,483.28	09/06/21
19	28000766	RT	Kenhorst	PA	Actual/360	5.10025%	79,447.41	19,912.40	0.00	N/A	10/06/25	--	18,090,492.76	18,070,580.36	08/06/21
20	407000547	RT	Addison	TX	Actual/360	4.76025%	60,174.50	24,691.17	0.00	N/A	10/06/25	--	14,680,685.75	14,655,994.58	09/06/21
21	304951021	RT	Los Angeles	CA	Actual/360	4.16025%	50,026.16	19,083.16	0.00	N/A	08/06/25	--	13,965,118.04	13,946,034.88	09/06/21
22	406100335	RT	Brentwood	CA	Actual/360	5.21625%	55,959.00	13,011.99	0.00	N/A	10/06/25	--	12,457,518.64	12,444,506.65	09/06/21
23	304951023	RT	Los Angeles	CA	Actual/360	4.01025%	44,187.69	17,951.27	0.00	N/A	09/06/25	--	12,796,692.82	12,778,741.55	08/06/21
24	28000765	RT	Montgomeryville	PA	Actual/360	4.75025%	44,335.03	18,262.65	0.00	N/A	10/01/25	--	10,839,125.33	10,820,862.68	09/01/21
25	407000550	RT	Colerain Township	OH	Actual/360	4.79025%	42,813.06	18,112.55	0.00	N/A	10/06/25	--	10,378,539.84	10,360,427.29	01/06/21
26	28000785	MF	Grand Rapids	MI	Actual/360	4.65025%	41,516.22	17,782.01	0.00	N/A	10/06/25	--	10,368,255.30	10,350,473.29	09/06/21
27	304951027	OF	Birmingham	MI	Actual/360	4.66025%	43,332.79	15,001.91	0.00	N/A	10/06/25	--	10,798,700.45	10,783,698.54	09/06/21
28	407000549	MF	San Antonio	TX	Actual/360	4.89025%	45,766.17	12,546.93	0.00	N/A	10/06/25	--	10,868,673.28	10,856,126.35	09/06/21
29	28000761	RT	San Juan Capistrano	CA	Actual/360	4.64725%	38,168.74	16,469.70	0.00	N/A	09/06/25	--	9,538,408.62	9,521,938.92	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	304951030	Various Avon Lake		OH	Actual/360	4.98925%	34,780.25	13,068.37	0.00	N/A	10/06/25	--	8,096,614.63	8,083,546.26	09/06/21
31	28000764	MF	Champaign	IL	Actual/360	4.69425%	34,284.34	10,287.50	0.00	N/A	09/06/25	--	8,481,907.54	8,471,620.04	09/06/21
32	28000740	OF	Aurora	IL	Actual/360	4.49925%	28,456.15	13,087.17	0.00	N/A	08/06/25	--	7,345,154.12	7,332,066.95	09/06/21
33	28000790	RT	Boca Raton	FL	Actual/360	4.64025%	30,166.44	0.00	0.00	N/A	11/06/25	--	7,550,000.00	7,550,000.00	09/06/21
34	28000786	MF	Albuquerque	NM	Actual/360	4.67025%	28,824.92	9,937.79	0.00	N/A	10/06/25	--	7,167,901.02	7,157,963.23	09/06/21
35	304951035	RT	Virginia Beach	VA	Actual/360	4.68025%	29,311.62	8,797.57	0.00	N/A	10/06/25	--	7,273,354.55	7,264,556.98	09/06/21
36	28000789	LO	Rockport	TX	Actual/360	5.10025%	28,053.47	15,284.17	0.00	N/A	10/06/25	--	6,387,886.44	6,372,602.27	04/06/20
37	406100327	MF	Pembroke	NC	Actual/360	4.86025%	27,271.92	10,765.55	0.00	N/A	10/06/25	--	6,516,587.24	6,505,821.69	09/06/21
38	28000781	MH	Colorado Springs	CO	Actual/360	4.48025%	25,615.64	0.00	0.00	N/A	10/06/25	--	6,640,000.00	6,640,000.00	09/06/21
39	28000757	RT	San Diego	CA	Actual/360	4.59325%	23,109.68	10,185.02	0.00	N/A	09/06/25	--	5,843,031.26	5,832,846.24	09/06/21
40	406100333	OF	O Fallon	IL	Actual/360	4.77225%	22,648.29	13,777.41	0.00	N/A	10/06/25	--	5,511,576.24	5,497,798.83	09/06/21
41	406100323	RT	Katy	TX	Actual/360	4.60025%	22,613.80	9,939.12	0.00	N/A	09/06/25	--	5,708,952.74	5,699,013.62	09/06/21
42	304951042	MF	Rochester	NY	Actual/360	5.00025%	20,315.02	7,599.70	0.00	N/A	10/06/25	--	4,718,326.88	4,710,727.18	09/06/21
43	28000782	LO	Portland	TX	Actual/360	4.91025%	17,032.55	15,717.15	0.00	N/A	10/06/25	--	4,028,460.43	4,012,743.28	09/06/21
44	28300723	OF	New York	NY	Actual/360	3.66525%	13,205.80	12,270.01	0.00	N/A	07/06/25	--	4,184,385.11	4,172,115.10	09/06/21
45	407000553	MF	Bridgeport	CT	Actual/360	5.19425%	18,730.44	6,510.19	0.00	N/A	10/06/25	--	4,188,212.25	4,181,702.06	09/06/21
46	656100475	RT	Frisco	TX	Actual/360	4.52025%	12,381.04	12,968.14	0.00	N/A	09/06/25	--	3,180,970.61	3,168,002.47	09/06/21
47	656100474	RT	Missouri City	TX	Actual/360	4.52025%	11,827.92	15,267.35	0.00	N/A	09/06/25	--	3,038,859.54	3,023,592.19	09/06/21
49	304951049	RT	Rochester Hills	MI	Actual/360	4.41025%	10,630.14	11,342.92	0.00	N/A	11/06/25	--	2,799,246.13	2,787,903.21	09/06/21
50	28000762	MU	San Juan Capistrano	CA	Actual/360	4.64725%	12,602.88	5,438.12	0.00	N/A	09/06/25	--	3,149,474.14	3,144,036.02	09/06/21
51	406100317	RT	Atlanta	GA	Actual/360	4.85925%	13,208.63	5,279.68	0.00	N/A	08/06/25	--	3,156,834.36	3,151,554.68	09/06/21
52	28000784	MH	Various	NY	Actual/360	4.45525%	10,955.74	7,440.87	0.00	N/A	10/06/25	--	2,855,846.55	2,848,405.68	09/06/21
53	304951053	RT	Ferndale	MI	Actual/360	4.36025%	9,081.22	9,922.35	0.00	N/A	10/06/25	--	2,418,793.08	2,408,870.73	09/06/21
54	407000551	SS	St Thomas	VI	Actual/360	5.08025%	12,375.84	3,875.80	0.00	N/A	10/06/25	--	2,829,122.63	2,825,246.83	09/06/21
55	28000772	MH	Bayonne	NJ	Actual/360	4.52125%	10,504.37	4,733.65	0.00	N/A	10/06/25	--	2,698,213.35	2,693,479.70	09/06/21
56	28000769	LO	Brook Park	OH	Actual/360	5.26325%	11,038.93	9,197.35	0.00	N/A	10/06/25	--	2,435,989.96	2,426,792.61	05/06/20
58	28000778	RT	Rose Hill	NC	Actual/360	4.94025%	4,243.25	0.00	0.00	10/06/25	10/06/30	--	997,500.00	997,500.00	09/06/21
59	28000776	RT	Moultrie	GA	Actual/360	4.94025%	3,945.48	0.00	0.00	10/06/25	10/06/30	--	927,500.00	927,500.00	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
60	28000775	RT	Biscoe	NC	Actual/360	4.94025%	3,647.71	0.00	0.00	10/06/25	10/06/30	--	857,500.00	857,500.00	09/06/21
61	28000777	RT	Rockingham	NC	Actual/360	4.94025%	3,483.94	0.00	0.00	10/06/25	10/06/30	--	819,000.00	819,000.00	09/06/21
62	28000763	RT	De Soto	IA	Actual/360	5.21025%	3,149.44	0.00	0.00	10/06/25	10/06/30	--	702,000.00	702,000.00	09/06/21
Totals							3,380,693.19	20,196,823.25	0.00				846,941,990.53	826,719,089.40

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	2,769,713.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	44,491,722.92	19,574,827.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	116,367,987.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,603,026.00	0.00	--	--	09/07/21	0.00	384.44	186,691.13	741,442.20	29,494.60	0.00
5	4,405,716.12	2,242,983.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,703,177.00	6,372,320.66	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(2,077,002.35)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,119,112.00	1,147,676.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,318,520.56	624,994.39	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,190,861.17	1,260,470.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,817,378.91	778,978.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,037,414.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,953,318.00	696,729.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,010,762.00	367,541.76	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,761,480.60	1,004,487.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,137,331.30	998,808.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,579,674.59	820,460.67	01/01/21	06/30/21	--	0.00	0.00	99,281.92	99,281.92	0.00	0.00
20	1,522,065.76	693,165.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	620,416.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,299,347.09	746,577.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	739,150.16	0.00	--	--	--	0.00	0.00	62,083.86	62,083.86	0.00	0.00
24	1,054,300.66	543,213.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	436,800.00	143,992.00	01/01/21	03/31/21	11/06/20	5,592,656.75	731,054.12	37,690.36	295,937.71	216,777.26	0.00
26	1,182,886.99	615,906.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,162,143.07	602,165.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,014,128.92	616,562.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	738,595.07	492,429.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1,124,156.00	650,472.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	629,422.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	624,939.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	745,680.04	368,903.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	770,225.32	381,620.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	2,804.93	0.00
35	645,000.00	316,050.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	(45,402.00)	0.00	--	--	04/06/21	4,044,192.14	246,378.30	25,528.85	489,893.13	0.00	0.00
37	525,602.52	334,731.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	653,217.62	337,459.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	551,834.94	309,687.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	696,541.98	372,124.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	680,664.20	381,014.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	410,868.66	129,877.97	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	211,091.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	13,995,623.38	2,601,843.65	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	548,659.00	119,515.50	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	364,000.00	181,998.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	369,000.00	184,500.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	508,308.11	104,929.21	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	375,741.16	98,461.89	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	138,133.03	159,735.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	468,008.52	230,948.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	165,072.48	51,969.68	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	477,023.69	269,125.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	357,442.99	173,970.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	395,285.00	283,507.00	04/01/19	03/31/20	--	0.00	1,461.55	20,211.32	322,149.15	0.00	0.00
58	94,749.60	47,374.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	85,947.20	42,973.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	81,916.00	40,958.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	76,823.03	38,411.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	73,407.66	36,703.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	231,134,071.80	49,218,096.16				9,636,848.89	979,278.41	431,487.43	2,010,787.97	249,076.79	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
15	407000560	19,344,592.60	Disposition	0.00	0.00
Totals		19,344,592.60		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/13/21	0	0.00	0	0.00	3	19,159,822.17	0	0.00	3	19,159,822.17	0	0.00	0	0.00	1	19,344,592.60	4.628031%	4.589720%	42
08/12/21	0	0.00	0	0.00	3	19,202,416.24	0	0.00	3	19,202,416.24	0	0.00	0	0.00	0	0.00	4.635461%	4.591562%	42
07/12/21	0	0.00	0	0.00	3	19,244,827.58	0	0.00	3	19,244,827.58	0	0.00	0	0.00	0	0.00	4.635519%	4.591621%	43
06/11/21	0	0.00	0	0.00	3	19,289,699.93	0	0.00	3	19,289,699.93	0	0.00	0	0.00	0	0.00	4.635584%	4.568122%	44
05/12/21	0	0.00	0	0.00	3	19,331,736.92	0	0.00	2	16,868,047.51	0	0.00	0	0.00	0	0.00	4.635642%	4.568203%	45
04/12/21	0	0.00	0	0.00	3	19,376,248.50	0	0.00	2	16,903,168.30	0	0.00	0	0.00	0	0.00	4.635705%	4.591809%	46
03/12/21	0	0.00	0	0.00	3	19,417,914.30	0	0.00	2	16,935,845.56	0	0.00	0	0.00	0	0.00	4.635762%	4.582310%	47
02/12/21	0	0.00	1	10,492,566.39	2	8,974,837.56	0	0.00	2	16,975,299.25	0	0.00	1	123,761.75	0	0.00	4.635805%	4.582361%	48
01/12/21	2	15,118,236.06	0	0.00	3	41,540,332.70	0	0.00	2	17,476,366.48	1	32,541,789.79	0	0.00	0	0.00	4.635840%	4.582272%	49
12/11/20	1	18,259,342.16	0	0.00	3	40,901,085.26	0	0.00	2	17,506,676.41	0	0.00	2	283,080.88	0	0.00	4.635591%	4.576784%	50
11/13/20	0	0.00	0	0.00	4	52,266,451.60	0	0.00	2	17,791,092.81	0	0.00	0	0.00	0	0.00	4.635694%	4.553408%	51
10/13/20	0	0.00	0	0.00	4	52,376,857.93	0	0.00	2	17,820,101.76	4	137,877,019.39	0	0.00	0	0.00	4.635750%	4.566916%	50
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 21 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	28000783	05/06/21	3	5	186,691.13	741,442.20	80,160.50	46,000,000.00	10/22/20	2
19	28000766	08/06/21	0	B	99,281.92	99,281.92	0.00	18,090,492.76
23	304951023	08/06/21	0	B	62,083.86	62,083.86	0.00	12,796,692.82
25	407000550	01/06/21	7	6	37,690.36	295,937.71	223,313.86	10,977,817.39	12/29/17	7			06/03/19
36	28000789	04/06/20	16	6	25,528.85	489,893.13	1,041,955.60	6,631,536.59	12/10/19	7			07/07/20
56	28000769	05/06/20	15	6	20,211.32	322,149.15	272,324.47	2,571,889.15	08/10/20	7			05/07/21
Totals					431,487.43	2,010,787.97	1,617,754.43	97,068,428.71
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		46,000,000	0	46,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		80,000,000	80,000,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		264,897,279	264,897,279	0		0
49 - 60 Months		431,518,310	412,358,488	0		19,159,822
> 60 Months		4,303,500	4,303,500	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	826,719,089	761,559,267	0	0	46,000,000	19,159,822
Aug-21	846,941,991	762,341,631	0	0	65,397,943	19,202,416
Jul-21	847,790,791	763,120,862	0	0	65,425,101	19,244,828
Jun-21	848,701,081	763,956,575	0	0	65,454,806	19,289,700
May-21	849,542,798	764,729,339	0	0	67,945,411	16,868,048
Apr-21	850,449,730	765,562,287	0	0	67,984,275	16,903,168
Mar-21	851,284,407	766,328,621	0	0	68,019,940	16,935,846
Feb-21	852,228,233	767,188,355	0	0	68,064,579	16,975,299
Jan-21	853,418,903	750,760,334	4,139,405	0	81,042,797	17,476,366
Dec-20	853,508,717	737,353,886	18,259,342	0	80,388,812	17,506,676
Nov-20	854,678,917	756,412,466	0	0	80,475,359	17,791,093
Oct-20	855,496,787	803,119,929	0	0	34,556,756	17,820,102
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	28000783	46,000,000.00	46,000,000.00	52,100,000.00	12/03/20	2,603,026.00	1.15890	12/31/20	10/06/20	I/O
15	407000560	0.00	-	33,900,000.00	03/08/21	636,346.00	0.96450	06/30/20	12/06/20	289
25	407000550	10,360,427.29	10,977,817.39	5,800,000.00	05/28/21	132,952.00	0.72740	03/31/21	10/06/25	289
36	28000789	6,372,602.27	6,631,536.59	3,900,000.00	02/04/21	(61,219.00)	(0.23540)	12/31/20	10/06/25	228
56	28000769	2,426,792.61	2,571,889.15	3,500,000.00	07/01/21	234,693.00	0.96640	03/31/20	10/06/25	168
Totals		65,159,822.17	66,181,243.13	99,200,000.00		3,545,798.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	28000783	MF	NY	10/22/20	2

Loan transferred on 10/22/20 due to Maturity default as the Loan matured on 10/06/20. Collateral consists of a 127-unit multifamily property located in Brooklyn, NY. Notice of Default was sent on 10/27/20. Loan is under active Cash

Management. Borrower retained a third party advisor. Legal counsel has been retained to file for foreclosure and/or receivership, if necessary. The State of New York extended the moratorium on foreclosure actions through 8/31/21. Once the moratorium is lifted, Lender will dual track the foreclosure process while discussing workout alternatives with Borrower.

15	407000560	RT	CA	12/16/20	11
There are no comments provided for this loan.

25	407000550	RT	OH	12/29/17	7

REO Title Date: 6/3/19: The subject is a 73,569 SF community retail center located in Colerain Township, OH, 10 miles north of the Cincinnati CBD. The improvements consist of two buildings: a 67,369 SF community center constructed in 1988

(renovated in 2014, including roof replacement/facade work) and a 6,200 SF retail strip center constructed in 2003. The improvements reside on a 5.87-acre site with 345 parking spaces As of 8/30/21, the property is 37% leased; Crossed with or is companion Loan to: NA. Deferred Maintenance/Repair Issues: pending evaluation; Leasing Summary: leasing agent aggressively marketing 30k SF vacant space. Marketing Summary: Property is currently not being marketed for sale.

36	28000789	LO	TX	12/10/19	7

REO Title Date: 7/7/2020. Description of Collateral: Property is flagged as a Holiday Inn Express & Suites. Current Franchise Agreement expiring 8/31/29. The Property is a 3-story, 69-key HIX limited-service hotel on 1.27 acres located in

Rockport, TX, just across the street from Aransas Bay and the Gulf of Mexico in the SE region of the state, 162 miles SE of San Antonio and 211 miles N of South Padre Island. Opened in 2010, features 69 rooms, a breakfast dining area, 455 square feet of meeting space, an outdoor pool, a fitness room, a business center, a market pantry, and a guest laundry room. The hotel also contains all necessary back-of-the-house space. Crossed with or is a Companion Loan to: No.

Deferred Maintenance / Repair Issues: No DM noted. The hotel was basically rebuilt after Hurricane Harvey in 8/2017. PIP of approx. $700K was completed in Q22021. Operations Summary: new REO, BP submitted and approved. Limited historicals. TTM 8/2020 Occ 36%, NOI $268K. Occ forecast: Oct. 30%, Nov. 29%, Dec. 31%. Marketing Summary: PIP has been completed and the Property will be included in the October Gen 2 auction event.

56	28000769	LO	OH	08/10/20	7

REO Title Date: May 7, 2021. Description of Collateral: A 3-story, 64-room limited service Best Western hotel originally built in 1996 on 1.9 acres along I-71 in Brook Park, OH, approx. 13 miles SW of Cleveland but near to the Cleveland Hopkins

Intl Airport. It was last renovated in 2016. Amenities include an indoor pool, fitness center, complimentary breakfast, laundry facilities, business center. Crossed with or is a Companion Loan to: No. Deferred Maintenance/Repair Issues:

Misc./no major repairs. Operations Summary: Similar to the experience of the larger US lodging market, hotel performance significantly impacted by Covid-19. June 2021 YTD operations: Occ 30.5% (69.8% index), ADR $73.71 (91.2%

index), RevPar $22.51 (63.7% index) . Partial year 2021 budget has been approved and business plan presented. Marketing Summary: The property is not listed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	28000779	0.00	4.96003%	0.00	4.96003%	9	08/03/20	05/06/20	10/06/20
1A	656100482	0.00	4.96003%	0.00	4.96003%	9	08/03/20	05/06/20	10/06/20
7	304951007	0.00	4.90003%	0.00	4.90003%	10	07/31/20	08/06/20	10/06/20
8	406100334	0.00	4.99003%	0.00	4.99003%	2	12/23/20	12/23/20	01/06/21
10	304951010	29,871,644.90	4.44853%	29,871,644.90	4.44853%	10	06/29/20	05/06/20	08/06/20
15	407000560	0.00	4.95003%	0.00	4.95003%	1	10/06/20	10/06/20	10/06/20
21	304951021	14,200,000.00	4.16003%	14,200,000.00	4.16003%	10	06/04/20	06/06/20	08/06/20
23	304951023	13,000,000.00	4.01003%	13,000,000.00	4.01003%	10	06/04/20	06/06/20	08/06/20
43	28000782	4,260,788.49	4.91003%	4,260,788.49	4.91003%	10	07/29/20	06/06/20	09/08/20
48	407000544	3,452,404.13	5.24803%	3,452,404.13	5.24803%	10	09/06/20	09/06/20	09/08/20
Totals		64,784,837.52		64,784,837.52
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
15	407000560 09/13/21	19,397,943.37	33,900,000.00	20,879,880.69	1,508,015.20	20,879,880.69	19,371,865.49	26,077.88	0.00	0.00	26,077.88	0.12%
Current Period Totals		19,397,943.37	33,900,000.00	20,879,880.69	1,508,015.20	20,879,880.69	19,371,865.49	26,077.88	0.00	0.00	26,077.88
Cumulative Totals		19,397,943.37	33,900,000.00	20,879,880.69	1,508,015.20	20,879,880.69	19,371,865.49	26,077.88	0.00	0.00	26,077.88

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/13/21	0.00	0.00	0.00	26,077.88	0.00	(26,077.88)	0.00	0.00	(26,077.88)
15	407000560	09/13/21	0.00	0.00	26,077.88	0.00	0.00	26,077.88	0.00	0.00	26,077.88
Current Period Totals			0.00	0.00	26,077.88	26,077.88	0.00	0.00	0.00		0.00
Cumulative Totals			0.00	0.00	26,077.88	26,077.88	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	9,902.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	2,102.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	(31,586.73)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	2,234.27	0.00	0.00	22,950.16	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	1,375.17	0.00	0.00	17,743.33	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(17,074.51)	0.00	2,102.43	40,693.49	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		25,721.41

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 29 of 30

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 30 of 30